Commitments and Contingencies (Tables)	12 Months Ended
Dec. 26, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Payments Under All Unconditional Purchase Obligations
As of December 26, 2020, excluding the amounts related to lease obligations which are disclosed in
Note 5
, the future minimum payments under all unconditional purchase obligations with a remaining term in excess of one year were as follows:

(in millions)
2021	$49
2022	45
2023	39
2024	12
2025	4
Thereafter	—

Total	$149